Document and Entity Information	May 21, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 21, 2025
Entity Registrant Name	Brand Engagement Network Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40130
Entity Tax Identification Number	98-1574798
Entity Address, Address Line One	300 Delaware Ave
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	650
Local Phone Number	714-2747
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001838163
Amendment Flag	false
Common Stock
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	BNAI
Security Exchange Name	NASDAQ
Warrant
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BNAIW
Security Exchange Name	NASDAQ